Non-operating income, net (Tables)	12 Months Ended
Mar. 31, 2018
Other Income, Nonoperating [Abstract]
Schedule of Non-operating Income, Net

Non-operating income, net consist of the following:

	Year ended March 31,
	2016	2017	2018
Dividend income from marketable securities	$596	$616	$859
Interest income from available-for-sales securities	126	5	—
Interest income from bank deposits	372	314	267
Unrealized (loss) gain from marketable securities	(1,860)	1,999	1,401
Realized gain from sales of marketable securities	526	69	609
Rental income	793	839	1,111
Others	18	(154)	148
Non-operating income, net	$571	$3,688	$4,395